Deposits (Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Deposits From Banking Clients [Line Items]
Total	¥ 50,908,841
Bank Time Deposits Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	22,363,333
Due after one year through two years	1,635,033
Due after two years through three years	1,282,400
Due after three years through four years	328,518
Due after four years through five years	361,730
Due after five years	122,211
Total	26,093,225
Certificates Of Deposit Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	5,658,280
Due after one year through two years	120,150
Total	5,778,430
Time deposits
Deposits From Banking Clients [Line Items]
Total	39,526,251
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	11,382,590
Bank Time Deposits Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	13,360,155
Due after one year through two years	53,837
Due after two years through three years	2,902
Due after three years through four years	764
Due after four years through five years	748
Due after five years	14,620
Total	13,433,026
Certificates Of Deposit Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	5,362,543
Due after one year through two years	176,331
Due after two years through three years	61,224
Due after three years through four years	4,062
Total	5,604,160
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	28,021,613
Due after one year through two years	1,755,183
Due after two years through three years	1,282,400
Due after three years through four years	328,518
Due after four years through five years	361,730
Due after five years	122,211
Total	31,871,655
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	18,722,698
Due after one year through two years	230,168
Due after two years through three years	64,126
Due after three years through four years	4,826
Due after four years through five years	748
Due after five years	14,620
Total	¥ 19,037,186